Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Loss Per Share [Line Items]
Valuation allowance increased	$ 7.1	$ 5.4
Federal net operating loss carryforwards	64.8	82.7
Research and development credit carryforwards	2.4	3.0
California credit carryforwards	$ 1.5	1.8
Amortized over period	5 years
Domestic expenses and for foreign expenses term	15 years
Stockholders stock percentage	50.00%
Uncertain tax position percentage	50.00%
Gross unrecognized tax benefit liabilities	$ 1.2	$ 2.1